Note 9 - Income Taxes - Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Beginning balance	$ 676	$ 376
Additions	174	160
Additions	0	215
Reductions	(38)	0
Lapses in statues of limitations	(9)	(75)
Ending balance	$ 803	$ 676